FINANCE COSTS	12 Months Ended
Dec. 31, 2018
FINANCE COSTS [abstract]
Disclosure of finance costs
7.	FINANCE COSTS

	2016	2017	2018

Interest on bank loans	217	169	21
Interest on other loans	5,249	5,207	5,280
Other borrowing costs	25	18	14

Total borrowing costs	5,491	5,394	5,315

Less: Amount capitalized in property, plant and equipment (note 13)	(1,430)	(2,495)	(2,838)

	4,061	2,899	2,477
Other finance costs:
Unwinding of discount on provision for dismantlement (note 26)	2,185	2,145	2,560

	6,246	5,044	5,037

During the year ended December 31, 2018, the effective interest rates used to determine the amount of related borrowing costs for capitalization varied from 0.95% to 7.875% (2017: from 0.95% to 7.875%, 2016: from 0.7566% to 7.875%) per annum.